REVENUES - Disclosure of revenues information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue [abstract]
Revenue from the sale of integrated POS devices	$ 91,677	$ 84,406	$ 68,726
Recurring revenue:
SaaS revenue	88,494	58,920	45,274
Payment processing fee	133,842	92,165	59,514
Recurring revenue	222,336	151,085	104,788
Total revenue	$ 314,013	$ 235,491	$ 173,514